Cover	Aug. 31, 2023
Cover [Abstract]
Entity Registrant Name	GlobalTech Corporation
Entity Central Index Key	0001938338
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 31, 2023
Entity File Number	000-56482
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	82-3926338
Entity Address Address Line 1	3550 Barron Way Suite 13a
Entity Address City Or Town	Reno
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89511
City Area Code	775
Local Phone Number	624 4817
Security 12b Title	Common Stock, $0.0001 par value
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false